Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenue and other income:
Revenue	₩ 17,099,213	₩ 17,940,609	₩ 17,608,511
Other income	170,434	72,288	50,366
Operating revenue and other income	17,269,647	18,012,897	17,658,877
Operating expenses:
Labor	2,711,262	2,725,765	2,488,245
Commission	5,494,689	5,564,289	5,549,899
Depreciation and amortization	3,467,134	3,560,374	3,614,766
Network interconnection	635,085	692,881	678,459
Leased lines	267,348	265,518	275,477
Advertising	182,669	186,340	235,769
Rent	134,075	136,753	142,356
Cost of goods sold	1,269,541	1,326,159	1,266,357
Others	2,059,343	1,863,956	1,651,273
Operating expenses	16,221,146	16,322,035	15,902,601
Operating profit	1,048,501	1,690,862	1,756,276
Finance income	219,358	355,035	248,376
Finance costs	(481,996)	(605,919)	(527,401)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	(63,602)	321,787	10,928
Profit before income tax	722,261	1,761,765	1,488,179
Income tax expense	347,177	374,670	342,242
Profit for the year	375,084	1,387,095	1,145,937
Attributable to:
Owners of the Parent Company	408,410	1,250,155	1,093,611
Non-controlling interests	₩ (33,326)	₩ 136,940	₩ 52,326
Earnings per share
Basic earnings per share (in won)	₩ 1,825	₩ 5,780	₩ 4,954
Diluted earnings per share (in won)	₩ 1,825	₩ 5,765	₩ 4,950